Amounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Amounts Payable and Accrued Liabilities	AMOUNTS PAYABLE AND ACCRUED LIABILITIES
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Trade payables and accrued liabilities	$43,488	$31,182
Accrued property taxes	30,524	37,987
AIP liability (Note 31)	12,137	7,120
Income taxes payable	1,982	337
Interest payable	12,944	18,566
Deferred income	45	1,294
Current portion of lease obligations (Note 27)	1,834	1,804
Total amounts payable and accrued liabilities	$102,954	$98,290
INDEMNIFICATION Pursuant to Indemniﬁcation Agreements with certain General Partners of Limited Partnerships managed by the Company and certain shareholders of the Company (who are also officers and directors of the Company), the Company has agreed to indemnify the General Partners and those shareholders and, where applicable, any of their directors, officers, agents and employees (collectively, the Indemniﬁed Parties) for any past, present or future amounts paid or payable by any of the Indemniﬁed Parties to the Limited Partnership in the form of a capital contribution or clawback guarantee relating to performance fees for any claim or obligation, as set out in the Limited Partnership Agreements. There are no amounts payable in respect of this indemniﬁcation as of December 31, 2021 (December 31, 2020 – nil).